Derivative instruments and hedging activities - Volume of derivative activity in statement of financial position (Detail) - JPY (¥) ¥ in Billions		Sep. 30, 2020	Mar. 31, 2020
Derivatives, Fair Value [Line Items]
Total Notional	[1]	¥ 3,050,566	¥ 2,875,396
Derivative assets, Fair value		17,087	21,190
Derivative liabilities, Fair value	[1]	17,182	20,790
Derivatives used for trading and non-trading purposes [Member]
Derivatives, Fair Value [Line Items]
Total Notional	[1],[2],[3]	3,049,175	2,874,217
Derivative assets, Fair value	[2],[3]	17,051	21,151
Derivative liabilities, Fair value	[1],[2],[3]	17,180	20,789
Derivatives used for trading and non-trading purposes [Member] | Equity contracts [Member]
Derivatives, Fair Value [Line Items]
Total Notional	[1],[2],[3]	43,852	47,976
Derivative assets, Fair value	[2],[3]	1,233	1,921
Derivative liabilities, Fair value	[1],[2],[3]	1,705	2,008
Derivatives used for trading and non-trading purposes [Member] | Interest rate contracts [Member]
Derivatives, Fair Value [Line Items]
Total Notional	[1],[2],[3]	2,725,124	2,522,172
Derivative assets, Fair value	[2],[3]	11,902	13,590
Derivative liabilities, Fair value	[1],[2],[3]	11,536	13,214
Derivatives used for trading and non-trading purposes [Member] | Credit contracts [Member]
Derivatives, Fair Value [Line Items]
Total Notional	[1],[2],[3]	36,532	36,155
Derivative assets, Fair value	[2],[3]	373	407
Derivative liabilities, Fair value	[1],[2],[3]	432	457
Derivatives used for trading and non-trading purposes [Member] | Foreign exchange contracts [Member]
Derivatives, Fair Value [Line Items]
Total Notional	[1],[2],[3]	243,294	267,313
Derivative assets, Fair value	[2],[3]	3,542	5,224
Derivative liabilities, Fair value	[1],[2],[3]	3,499	5,104
Derivatives used for trading and non-trading purposes [Member] | Commodity contracts [Member]
Derivatives, Fair Value [Line Items]
Total Notional	[1],[2],[3]	373	601
Derivative assets, Fair value	[2],[3]	1	9
Derivative liabilities, Fair value	[1],[2],[3]	8	6
Derivatives designated as hedging instruments [Member]
Derivatives, Fair Value [Line Items]
Total Notional	[1]	1,391	1,179
Derivative assets, Fair value		36	39
Derivative liabilities, Fair value	[1]	2	1
Derivatives designated as hedging instruments [Member] | Interest rate contracts [Member]
Derivatives, Fair Value [Line Items]
Total Notional	[1]	1,270	1,064
Derivative assets, Fair value		36	39
Derivative liabilities, Fair value	[1]	1	0
Derivatives designated as hedging instruments [Member] | Foreign exchange contracts [Member]
Derivatives, Fair Value [Line Items]
Total Notional	[1]	121	115
Derivative assets, Fair value		0
Derivative liabilities, Fair value	[1]	¥ 1	¥ 1

[1]	Includes the amount of embedded derivatives bifurcated in accordance with ASC 815.
[2]	As of March 31, 2020 and September 30, 2020, the amounts reported include derivatives used for non-trading purposes which are not designated as fair value or net investment hedges. These amounts have not been separately presented since such amounts were not significant.
[3]	Each derivative classification includes derivatives referencing multiple risk components. For example, interest rate contracts include complex derivatives referencing interest rate risk as well as foreign exchange risk or other factors such as prepayment rates. Credit contracts include credit default swaps as well as derivatives referencing corporate and government securities.